Equity Incentive Plan and Unit Option Plan	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Share-based Payment Arrangement [Abstract]
Equity Incentive Plan and Unit Option Plan
10. Equity Incentive Plan and Unit Option Plan
2021 Omnibus Incentive Plan
Effective June 7, 2021, the Group implemented an equity incentive program designed to enhance the profitability and value of its investment for the benefit of its stockholders by enabling Group to offer eligible directors, officers and employees equity-based incentives in order to attract, retain and reward such individuals and strengthen the mutuality of interest between such individuals and the Group’s stockholders.
The Company measures compensation expense for restricted stock units (“RSUs”) issued under the 2021 Omnibus Incentive Plan (the “Plan”) in accordance with ASC Topic 718, Compensation – Stock Compensation (“ASC 718”). Stock-based compensation is measured at fair value on the grant date and recognized as compensation expense over the requisite service period. The Company records compensation cost for these awards using the straight-line method. Forfeitures are recognized as they occur.
The following table summarizes all restricted stock unit activity:

	Three Months Ended April 2, 2022
	RSUs	Weighted-Average Grant Date Fair Value

Outstanding at January 1, 2022	275,370	$11.91
Granted	—	—
Vested	—	—
Forfeited	(4,198)	—

Outstanding at April 2, 2022	271,172	$11.91

Unvested at April 2, 2022	271,172	$11.91
Total compensation expense related to the above awards was approximately $600 for the three months ended April 2, 2022.
At April 2, 2022, total unrecognized compensation expense for nonvested equity awards granted was approximately $2.6 million. This expense is expected to be recorded over a weighted-average period of 3.29 years.

Midco - Class B Unit Incentive Plan
Prior to the Business Combination, commencing on March 15, 2018, the Board of Directors of Midco approved the Class B Unit Incentive Plan (the “Class B Plan”), which was a form of long-term compensation that provided for the issuance of ownership units to employees for purposes of retaining them and enabling such individuals to participate in the long-term growth and financial success of Midco. As a result of the Business Combination, the Board of Directors approved an acceleration of the awards granted in connection with the Class B Plan, to allow accelerated vesting of the units upon consummation of the Business Combination. Effective June 7, 2021, the Class B Plan was terminated as a result of the Business Combination.

12. Equity Incentive Plan and Unit Option Plan
2021 Omnibus Incentive Plan
Effective June 7, 2021, Group implemented an equity incentive program designed to enhance the profitability and value of its investment for the benefit of its shareholders by enabling Group to offer eligible directors, officers and employees equity-based incentives in order to attract, retain and reward such individuals and strengthen the mutuality of interest between such individuals and the Group’s shareholders.
The Company measures compensation expense for restricted stock units (“RSUs”) issued under the 2021 Omnibus Incentive Plan (the “Plan”) in accordance with ASC Topic 718, Compensation – Stock Compensation (“ASC 718”). Stock-based compensation is measured at fair value on the grant date and recognized as compensation expense over the requisite service period. The Company records compensation cost for these awards using the straight-line method. Forfeitures are recognized as they occur.
During the year ended January 1, 2022, Group granted to certain employees and board members RSUs. As of January 1, 2022, RSUs granted to individuals under the Plan totaled 275,370. RSUs granted to employees are subject to continued employment and vest ratably over four years while RSUs granted to board members are subject to continued service and vest on the first anniversary of the grant date.
Compensation expense is recognized over the vesting period of the awards based on the fair value of the stock at the grant date. The following table summarizes all restricted stock unit activity:

	Year Ended January 1, 2022
	RSUs	Weighted-Average Grant Date Fair Value
Outstanding at December 26, 2020	—	$—
Granted	275,370	11.91
Vested	—	—
Forfeited	—	—

Outstanding at January 1, 2022	275,370	$11.91

Unvested at January 1, 2022	275,370	$11.91
Vested and payable at January 1, 2022	—	—

Total

compensation expense related to the above awards was approximately $
66
for the year ended January
1
,
2022
.
At January 1, 2022, total unrecognized compensation expense for nonvested equity awards granted was approximately $3.2 million. This expense is expected to be recorded over a weighted-average period of 3.24 years.

Midco - Class B Unit Incentive Plan
Prior to the Business Combination, commencing on March 15, 2018, the Board of Directors of Midco approved the Class B Unit Incentive Plan (the “Class B Plan”), which was a form of long-term compensation that provided for the issuance of ownership units to employees for purposes of retaining them and enabling such individuals to participate in the long-term growth and financial success of Midco. As a result of the Business Combination, the Board of Directors approved an acceleration of the awards granted in connection with the Class B Plan, to allow accelerated vesting of the unit consummation of the Business Combination. Effective June 7, 2021, the Class B Plan was terminated as a result of the Business Combination. On the date of the Closing, the accelerated vesting for 16,079 units (equivalent to 4,012,873 shares of Group common stock) resulted in $2,100 of non-cash share-based compensation expense recorded to general and administrative expense in the Company’s consolidated statement of operations and comprehensive income for the year ended January 1, 2022.